Vanguard Energy Index Fund Investment Risks - Admiral Prospectus [Member] - Vanguard Energy Index Fund	Aug. 31, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Index Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index Investing. The Fund is subject to risks associated with index investing. Because the Fund generally seeks to track the performance of the Target Index regardless of how the Target Index is performing, the Fund’s performance may be lower than it would be if it were actively managed. Although the Fund seeks to hold substantially all of the securities included in the Target Index, it may be unable to do so. In addition, the Fund could be prevented from holding one or more securities in the same proportion as in the Target Index. The performance of the Fund’s investments, in the aggregate, may not match the investment performance of the Target Index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the Target Index made by the Index Provider or by errors made by the Index Provider. Any gains, losses, or costs associated with or resulting from an error made by the Index Provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Nondiversified Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversified Funds. The Fund is considered a nondiversified fund as defined under the Investment Company Act of 1940. Nondiversified funds invest a greater percentage of their assets in a small number of issuers than diversified funds, their performance may be negatively impacted by relatively few securities or even a single security, and their shares may experience significant fluctuations in value.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Energy Sector. Due to the Fund’s heavy investment in companies within the energy sector, its performance will be impacted by the general condition of the sector. Companies in the energy sector can be negatively affected by various factors, including fluctuations in the prices of oil, gas, and other commodities, as well as changes in supply and demand for energy resources. Operational risks such as exploration and production costs and the success or failure of exploration efforts also play a role. Additionally, shifts in consumer preferences, economic factors such as rising inflation or unemployment, and/or increased competition can impact the sector. Government regulations, changes in policies of the Organization of Petroleum Exporting Countries (OPEC), relationships among OPEC members and between OPEC and oil-importing nations, energy transition efforts, and/or environmental litigation further contribute to the sector’s volatility.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.